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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-07717
                                      ------------------------------------------

                   TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
               (Exact name of registrant as specified in charter)

     570 Carillon Parkway, St. Petersburg, Florida                 33716
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        (Address of principal executive offices)                (Zip code)

       Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800

Date of fiscal year end:   December 31
                         -------------------------------------------------------

Date of reporting period:  July 1, 2007 - June 30, 2008
                          ------------------------------------------------------


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******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07717
Reporting Period: 07/01/2007 - 06/30/2008
Transamerica Asset Allocation Variable Funds




Transamerica Asset Allocation - Short Horizon Subaccount
Transamerica Asset Allocation - Intermediate Horizon Subaccount
Transamerica Asset Allocation - Intermediate/Long Horizon Subaccount

     The above funds are "funds-of-funds" which are, indirectly, fully invested in various funds listed under the filing for Transamerica Partners Portfolios. Each fund voted as follows on matters presented to Transamerica Partners Portfolios shareholders during the reporting period:

TRANSAMERICA PARTNERS PORTFOLIOS

Ticker: None                                            Security ID:
Meeting Date:   October 30, 2007                        Meeting Type:  Special
Record Date:    August 15, 2007

#       Proposal                              Mgmt. Rec.  Vote Cast   Sponsor
1.1   Elect Director Neal M. Jewell           For         For         Management
1.2   Elect Director Eugene M. Mannella       For         For         Management
1.3   Elect Director Joyce Galpern Norden     For         For         Management
1.4   Elect Director Patricia L. Sawyer       For         For         Management
1.5   Elect Director Leo J. Hill              For         For         Management
1.6   Elect Director Russell A. Kimball, Jr.  For         For         Management
1.7   Elect Director Norm R. Nielsen          For         For         Management
1.8   Elect Director John W. Waechter         For         For         Management
1.9   Elect Director John K. Carter           For         For         Management
2.0   To approve a new Investment
        Advisory Agreement with
        Transamerica Fund Advisors, Inc.      For         For         Management
3.0  To approve an amendment to the
        Declaration of Trust                  For         For         Management
4.0  To approve changes to the
        fundamental investment policies
        of each Fund                          For         For         Management
5.0  Approval of Amended Plan of
        Distribution Pursuant to Rule 12b-1   For         For         Management

     To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2008 for Transamerica Partners Portfolios, Investment Company Act # 811-08272; CIK # 0000917153.



========== END NPX REPORT


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                               TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
                               -------------------------------------------------
                                              (Registrant)


                               By: /s/ John K. Carter
                                   ---------------------------------------------
                               John K. Carter
                               President and Chief Executive Officer

                               Date: September 2, 2008
                                     -------------------------------------------